Unaudited Condensed Consolidated Interim Statements of Changes in Equity SFr in Thousands		CHF (SFr) shares	Share capital CHF (SFr) shares	Treasury shares CHF (SFr) shares	Share premium CHF (SFr)	Reserve for share-based payment CHF (SFr)	Cumulative translation adjustment CHF (SFr)	Actuarial gain (loss) on post-employment benefit obligations CHF (SFr)	Accumulated losses CHF (SFr)
Beginning Balance (in shares) at Dec. 31, 2024 | shares			44,662,402	(1,000,000)
Beginning Balance at Dec. 31, 2024		SFr 73,383	SFr 446	SFr (10)	SFr 344,946	SFr 16,062	SFr (271)	SFr (2,233)	SFr (285,557)
Loss for the period		(58,589)							(58,589)
Other comprehensive income (loss):
Actuarial gain on post-employment benefit obligations		613						613
Foreign currency translation differences		(191)					(191)
Total comprehensive income (loss) for the period		(58,167)					(191)	613	(58,589)
Share-based compensation expense		7,170				7,170
Issuance of ordinary shares related to underwritten offering (in shares) | shares			5,000,000
Issuance of ordinary shares related to underwritten offering		90,227	SFr 50		90,177
Transaction costs related to the issuance of ordinary shares		SFr (7,041)			(7,041)
Issuance of shares to be held as treasury shares (in shares) | shares			2,500,000	(2,500,000)
Issuance of shares to be held as treasury shares			SFr 25	SFr (25)
Vesting of earnout shares (in shares) | shares			1,422,723
Vesting of earnout shares			SFr 14		(14)
Stock option exercised (in shares) | shares	[1]	335,581
Warrants exercised (in shares) | shares			1,817,063
Warrants exercised		SFr 35,882	SFr 19		35,863
Stock options exercised and RSUs vested/released (in shares) | shares			433,571
Stock options exercised and RSUs vested/released		1,642	SFr 4		2,507	(869)
Ending Balance (in shares) at Jun. 30, 2025 | shares			55,835,759	(3,500,000)
Ending balance at Jun. 30, 2025		143,096	SFr 558	SFr (35)	466,438	22,363	(462)	(1,620)	(344,146)
Beginning Balance (in shares) at Dec. 31, 2025 | shares			58,688,141	(703,703)
Beginning Balance at Dec. 31, 2025		196,070	SFr 587	SFr (7)	551,731	30,387	(480)	(1,634)	(384,514)
Loss for the period		(38,822)							(38,822)
Other comprehensive income (loss):
Actuarial gain on post-employment benefit obligations		39						39
Foreign currency translation differences		61					61
Total comprehensive income (loss) for the period		(38,722)					61	39	(38,822)
Share-based compensation expense		11,644				11,644
Transaction costs related to the issuance of ordinary shares		(2,186)			(2,186)
Issuance of shares to be held as treasury shares (in shares) | shares			7,750,400	(7,750,400)
Issuance of shares to be held as treasury shares			SFr 77	SFr (77)
Vesting of earnout shares (in shares) | shares			948,549
Vesting of earnout shares			SFr 9		(9)
Issuance of ordinary shares pursuant to ATM program (in shares) | shares				2,250,000
Issuance of ordinary shares pursuant to ATM Program		SFr 47,775		SFr 22	47,753
Stock option exercised (in shares) | shares	[1]	72,750
Warrants exercised (in shares) | shares			186,929
Warrants exercised		SFr 4,179	SFr 2		4,177
Stock options exercised and RSUs vested/released (in shares) | shares			362,148
Stock options exercised and RSUs vested/released		577	SFr 4		4,471	(3,898)
Ending Balance (in shares) at Jun. 30, 2026 | shares			67,936,167	(6,204,103)
Ending balance at Jun. 30, 2026		SFr 219,337	SFr 679	SFr (62)	SFr 605,937	SFr 38,133	SFr (419)	SFr (1,595)	SFr (423,336)

[1]

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2026 and 2025. No SARs had been exercised or forfeited during the six months ended June 30, 2026 and 2025.